Summary of significant accounting policies (Effect of Topic 606) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
Balance Sheet
Deferred income taxes	$ 68,368	$ 58,334			$ 75,854
Accrued payroll and other liabilities - current	86,379	94,166			119,427
Accrued payroll and other liabilities - non-current	23,497	35,322		$ 18,918	34,378
Retained earnings	471,149	413,074			397,338
Income Statement
Revenues	2,959,077	3,081,571	$ 3,319,525
Income tax expense	(38,837)	(48,136)	(53,314)
Revenues from franchised restaurants
Income Statement
Revenues	$ 146,790	148,962	157,269
Balances Without Adoption of ASC
Balance Sheet
Deferred income taxes		56,522
Accrued payroll and other liabilities - current		93,770
Accrued payroll and other liabilities - non-current		29,495
Retained earnings		417,485
Income Statement
Income tax expense		(48,393)
Balances Without Adoption of ASC | Revenues from franchised restaurants
Income Statement
Revenues		149,834
Previously Reported
Balance Sheet
Deferred income taxes			74,299
Accrued payroll and other liabilities - current			119,088
Accrued payroll and other liabilities - non-current		35,322	29,366
Retained earnings			401,134
Accounting Standards Update 2014-09 | Effect of Change
Balance Sheet
Deferred income taxes		1,812
Accrued payroll and other liabilities - current		396
Accrued payroll and other liabilities - non-current		5,827
Retained earnings		(4,411)
Income Statement
Income tax expense		257
Accounting Standards Update 2014-09 | Effect of Change | Revenues from franchised restaurants
Income Statement
Revenues		$ (872)
Accounting Standards Update 2014-09 | Restatement Adjustment
Balance Sheet
Deferred income taxes			1,555		$ 1,555
Accrued payroll and other liabilities - current			339
Accrued payroll and other liabilities - non-current			5,012
Retained earnings			$ (3,796)